Aristotle Portfolio Optimization Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AFFILIATED OPEN-END FUNDS - 60.2%	Shares	Value
Affiliated Equity Open-End Funds - 42.9%
Aristotle Core Equity Fund - Class I (a)	5,978,267	$85,369,656
Aristotle Growth Equity Fund - Class I (a)	7,549,017	113,990,157
Aristotle International Equity Fund - Class I (a)	6,883,691	76,133,622
		275,493,435

Affiliated Fixed Income Open-End Funds - 17.3%
Aristotle Core Income Fund - Class I (a)	7,129,920	68,090,733
Aristotle Floating Rate Income Fund - Class I (a)	699,313	6,636,485
Aristotle High Yield Bond Fund - Class I (a)	2,489,515	23,003,123
Aristotle Short Duration Income Fund - Class I (a)	1,301,068	13,218,849
		110,949,190
TOTAL AFFILIATED OPEN-END FUNDS (Cost $332,919,842)		386,442,625

EXCHANGE TRADED FUNDS - 39.4%	Shares	Value
Equity Exchange Traded Funds - 37.8%
iShares MSCI EAFE Value ETF	61,662	3,235,405
iShares Russell 2000 Growth ETF	42,915	12,351,795
iShares Russell 2000 Value ETF	132,096	21,686,200
Vanguard FTSE All World ex-US Small-Cap ETF	111,591	12,774,938
Vanguard FTSE Emerging Markets ETF	220,009	9,689,196
Vanguard Mid-Cap Growth ETF	110,758	28,104,843
Vanguard Mid-Cap Value ETF	194,332	31,437,088
Vanguard Real Estate ETF	70,387	6,270,074
Vanguard Value ETF	691,378	117,050,295
		242,599,834

Fixed Income Exchange Traded Funds - 1.6%
iShares TIPS Bond ETF	62,053	6,611,747
Vanguard Emerging Markets Government Bond ETF	51,951	3,280,706
		9,892,453
TOTAL EXCHANGE TRADED FUNDS (Cost $214,885,924)		252,492,287

TOTAL INVESTMENTS - 99.6% (Cost $547,805,766)		638,934,912
Other Assets in Excess of Liabilities - 0.4%		2,409,141
TOTAL NET ASSETS - 100.0%		$641,344,053
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Affiliated security as defined by the Investment Company Act of 1940.